Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 54.0%
1,949,927		Fannie Mae 2004-28 PZ, 6.000%, 05/25/2034	$2,033,320	0.2
1,885,839		Fannie Mae 2004-88 ZC, 6.500%, 12/25/2034	2,005,173	0.2
5,221,642		Fannie Mae 2005-17 B, 6.500%, (US0001M + 6.500%), 03/25/2035	5,624,497	0.5
1,377,536		Fannie Mae 2005-43 PZ, 6.000%, 05/25/2035	1,437,837	0.1
627,349		Fannie Mae 2007-60 ZB, 4.750%, 05/25/2037	615,289	0.1
42,894	(1)	Fannie Mae 2010-150 PS, 2.211%, (-1.000*US0001M + 6.600%), 12/25/2039	102	0.0
2,624,101	(1)	Fannie Mae 2010-95 SB, 2.211%, (-1.000*US0001M + 6.600%), 09/25/2040	175,559	0.0
6,227,176		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	6,093,590	0.5
4,755,521	(1)	Fannie Mae 2012-148 HI, 3.500%, 05/25/2042	543,668	0.0
9,910,388	(1)	Fannie Mae 2012-148 IM, 3.000%, 01/25/2028	476,674	0.0
149,211	(2)	Fannie Mae REMIC Trust 2002-W1 3A, 3.421%, 04/25/2042	138,767	0.0
730,233	(2)	Fannie Mae REMIC Trust 2002-W6 3A, 4.013%, 01/25/2042	685,335	0.1
791,717		Fannie Mae REMIC Trust 2003-16 CX, 6.500%, 03/25/2033	822,364	0.1
1,927,703		Fannie Mae REMIC Trust 2003-34 LN, 5.000%, 05/25/2033	1,874,180	0.2
82,940		Fannie Mae REMIC Trust 2004-61 SH, 6.442%, (-3.998*US0001M + 23.988%), 11/25/2032	86,610	0.0
2,297,206	(2)	Fannie Mae REMIC Trust 2004-W11 2A, 3.711%, 03/25/2043	2,159,344	0.2
2,053,556		Fannie Mae REMIC Trust 2004-W3 A8, 5.500%, 05/25/2034	2,043,933	0.2
284,240	(1)	Fannie Mae REMIC Trust 2005-17 ES, 2.361%, (-1.000*US0001M + 6.750%), 03/25/2035	8,537	0.0
265,068		Fannie Mae REMIC Trust 2005-59 NQ, 5.903%, (-2.500*US0001M + 16.875%), 05/25/2035	267,233	0.0
416,369		Fannie Mae REMIC Trust 2005-88 ZC, 5.000%, 10/25/2035	413,843	0.0
84,359		Fannie Mae REMIC Trust 2006-115 ES, 9.005%, (-4.000*US0001M + 26.560%), 12/25/2036	96,676	0.0
586,362	(1)	Fannie Mae REMIC Trust 2006-36 SP, 2.311%, (-1.000*US0001M + 6.700%), 05/25/2036	35,434	0.0
2,253,795	(1)	Fannie Mae REMIC Trust 2006-79 SH, 2.061%, (-1.000*US0001M + 6.450%), 08/25/2036	209,092	0.0
127,195	(2)	Fannie Mae REMIC Trust 2009-12 LK, 13.220%, 03/25/2039	141,016	0.0
1,861,549		Fannie Mae REMIC Trust 2009-66 XA, 5.500%, 12/25/2035	1,910,731	0.2
4,562,276		Fannie Mae REMIC Trust 2010-2 LC, 5.000%, 02/25/2040	4,556,338	0.4
1,183,917		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	1,163,568	0.1
3,211,226	(1)	Fannie Mae REMIC Trust 2012-128 VS, 1.861%, (-1.000*US0001M + 6.250%), 06/25/2042	164,226	0.0
1,673,387	(1)	Fannie Mae REMIC Trust 2012-142 BI, 3.000%, 11/25/2027	60,545	0.0
1,625,805	(1)	Fannie Mae REMIC Trust 2012-154 PI, 4.000%, 05/25/2042	211,244	0.0
1,333,332	(1)	Fannie Mae REMIC Trust 2012-68 SD, 2.311%, (-1.000*US0001M + 6.700%), 06/25/2032	84,500	0.0
3,457,000		Fannie Mae REMIC Trust 2012-97 PC, 3.500%, 09/25/2042	2,971,038	0.2
552,663	(1)	Fannie Mae REMIC Trust 2013-13 PI, 3.500%, 04/25/2042	46,054	0.0
1,309,422	(1)	Fannie Mae REMIC Trust 2013-54 ID, 3.000%, 01/25/2033	91,031	0.0
354,624		Fannie Mae REMICS 2005-122 SE, 7.740%, (-3.500*US0001M + 23.100%), 11/25/2035	364,071	0.0
2,342,932	(1)	Fannie Mae REMICS 2005-17 SA, 2.311%, (-1.000*US0001M + 6.700%), 03/25/2035	217,983	0.0
324,419		Fannie Mae REMICS 2005-75 GS, 7.084%, (-3.000*US0001M + 20.250%), 08/25/2035	359,351	0.0
2,910	(3)	Fannie Mae REMICS 2006-44 P, 0.000%, 12/25/2033	2,381	0.0
4,836,311	(1)	Fannie Mae REMICS 2006-8 HL, 2.311%, (-1.000*US0001M + 6.700%), 03/25/2036	421,269	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,446		Fannie Mae REMICS 2007-1 NR, 14.146%, (-7.600*US0001M + 47.500%), 02/25/2037	$922,699	0.1
6,331,384	(1)	Fannie Mae REMICS 2010-147 LS, 2.061%, (-1.000*US0001M + 6.450%), 01/25/2041	710,517	0.1
1,014,519		Fannie Mae REMICS 2010-26 F, 5.159%, (US0001M + 0.770%), 11/25/2036	1,013,415	0.1
984,011		Fannie Mae REMICS 2010-39 FN, 5.219%, (US0001M + 0.830%), 05/25/2040	981,589	0.1
746,329		Fannie Mae REMICS 2010-80 PZ, 5.000%, 07/25/2040	745,153	0.1
1,000,000		Fannie Mae REMICS 2010-87 PL, 4.000%, 06/25/2040	955,221	0.1
1,082,945		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,077,829	0.1
750,000		Fannie Mae REMICS 2011-105 MB, 4.000%, 10/25/2041	670,050	0.1
2,007,175	(1)	Fannie Mae REMICS 2012-137 EI, 3.000%, 12/25/2027	86,092	0.0
1,962,223		Fannie Mae REMICS 2012-148 KH, 3.000%, 03/25/2042	1,834,393	0.2
4,513,688		Fannie Mae REMICS 2012-17 QZ, 4.000%, 03/25/2042	4,293,191	0.4
2,659,541		Fannie Mae REMICS 2012-27 EZ, 4.250%, 03/25/2042	2,530,163	0.2
2,500,000		Fannie Mae REMICS 2012-40 MY, 3.500%, 04/25/2042	2,230,733	0.2
769,495		Fannie Mae REMICS 2013-125 AZ, 4.000%, 11/25/2039	653,667	0.1
1,287,380	(3)	Fannie Mae REMICS 2013-135 PO, 0.000%, 01/25/2044	955,619	0.1
2,430,015	(1)	Fannie Mae REMICS 2013-25 BI, 3.000%, 03/25/2033	183,682	0.0
1,332,612		Fannie Mae REMICS 2013-55 VZ, 3.000%, 06/25/2043	1,192,629	0.1
1,848,626	(1)	Fannie Mae REMICS 2013-62 AI, 3.000%, 06/25/2033	164,166	0.0
1,401,927		Fannie Mae REMICS 2015-22 DY, 3.000%, 04/25/2045	1,077,810	0.1
1,332,475		Fannie Mae REMICS 2015-26 UZ, 3.000%, 05/25/2045	1,017,334	0.1
711,932		Fannie Mae REMICS 2015-68 JW, 3.500%, 09/25/2030	661,046	0.1
2,630,000		Fannie Mae REMICS 2016-103 PB, 3.000%, 01/25/2047	2,229,797	0.2
4,711,631	(1)	Fannie Mae REMICS 2016-4 DS, 1.711%, (-1.000*US0001M + 6.100%), 02/25/2046	518,851	0.0
4,283,554		Fannie Mae REMICS 2016-64 LD, 3.500%, 09/25/2046	3,815,203	0.3
5,408,345		Fannie Mae REMICS 2017-22 DZ, 4.000%, 04/25/2047	4,986,846	0.4
7,510,000		Fannie Mae REMICS 2018-16 TV, 3.000%, 05/25/2041	6,611,151	0.5
443,764		Fannie Mae REMICS 2018-25 AL, 3.500%, 04/25/2048	385,872	0.0
540,382		Fannie Mae REMICS 2018-37 DZ, 4.000%, 06/25/2048	499,869	0.0
6,644,326	(1)	Fannie Mae REMICS 2019-49 IG, 3.000%, 03/25/2033	500,959	0.0
1,654,891		Fannie Mae REMICS 2019-6 GZ, 4.000%, 03/25/2059	1,456,314	0.1
4,369,913	(1)	Fannie Mae REMICS 2020-44 TI, 5.500%, 12/25/2035	702,028	0.1
2,774,872		Fannie Mae Series 2016-51 S, 1.531%, (-1.000*US0001M + 5.920%), 10/25/2043	2,437,778	0.2
1,403,418	(2)	Fannie Mae Trust 2004-W2 3A, 3.355%, 02/25/2044	1,346,420	0.1
1,176,862	(2)	Fannie Mae Trust 2004-W2 4A, 3.491%, 02/25/2044	1,134,477	0.1
2,343,010		Freddie Mac 3770 GA, 4.500%, 10/15/2040	2,295,695	0.2
1,640,961		Freddie Mac REMIC Trust 2005-S001 2A2, 4.539%, (US0001M + 0.150%), 09/25/2045	1,529,371	0.1
300,857		Freddie Mac REMIC Trust 2653 SC, 4.740%, (-0.500*US0001M + 6.800%), 07/15/2033	291,643	0.0
662,752		Freddie Mac REMIC Trust 2767 ZW, 6.000%, 03/15/2034	687,187	0.1
72,022		Freddie Mac REMIC Trust 3012 ST, 6.416%, (-3.600*US0001M + 21.960%), 04/15/2035	72,770	0.0
210,863		Freddie Mac REMIC Trust 3065 DC, 6.906%, (-3.000*US0001M + 19.860%), 03/15/2035	213,078	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
290,352		Freddie Mac REMIC Trust 3158 NE, 5.500%, 05/15/2036	$296,508	0.0
2,708,332	(1)	Freddie Mac REMIC Trust 3181 TA, 0.500%, (-0.794*US0001M + 5.635%), 07/15/2036	48,215	0.0
182,648	(1)	Freddie Mac REMIC Trust 3507 IA, 5.500%, 09/15/2035	22,696	0.0
252,355		Freddie Mac REMIC Trust 3864 NT, 5.500%, (-9.167*US0001M + 60.500%), 03/15/2039	247,069	0.0
1,187,738		Freddie Mac REMIC Trust 3888 ZG, 4.000%, 07/15/2041	1,118,166	0.1
6,716,141	(1)	Freddie Mac REMIC Trust 4176 IA, 2.500%, 03/15/2028	288,483	0.0
120,734	(3)	Freddie Mac REMICS 2974 KO, 0.000%, 05/15/2035	95,351	0.0
3,747,788		Freddie Mac REMICS 3196 ZK, 6.500%, 04/15/2032	4,040,738	0.3
1,111,911		Freddie Mac REMICS 3658 CZ, 5.000%, 04/15/2040	1,114,232	0.1
4,459,224	(1)	Freddie Mac REMICS 3960 SG, 1.682%, (-1.000*US0001M + 6.000%), 11/15/2041	419,534	0.0
5,075,000		Freddie Mac REMICS 4059 DY, 3.500%, 06/15/2042	4,727,830	0.4
1,342,836		Freddie Mac REMICS 4097 ZA, 3.500%, 08/15/2042	1,243,894	0.1
4,058,181		Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	3,611,656	0.3
9,557,150		Freddie Mac REMICS 4159 LZ, 3.500%, 01/15/2043	8,758,408	0.7
1,871,677		Freddie Mac REMICS 4249 CS, 1.560%, (-0.750*US0001M + 4.650%), 09/15/2043	1,352,357	0.1
2,856,693		Freddie Mac REMICS 4274 US, 1.532%, (-1.000*US0001M + 5.850%), 10/15/2035	2,297,825	0.2
10,522,990		Freddie Mac REMICS 4367 MZ, 4.000%, 07/15/2044	9,992,859	0.8
2,646,901		Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	2,331,598	0.2
7,933,477	(1)	Freddie Mac REMICS 4438 AS, 1.882%, (-1.000*US0001M + 6.200%), 02/15/2045	720,362	0.1
6,118,871		Freddie Mac REMICS 4480 ZX, 4.000%, 11/15/2044	5,813,119	0.5
4,103,433		Freddie Mac REMICS 4631 CZ, 3.500%, 11/15/2046	3,774,960	0.3
2,545,377		Freddie Mac REMICS 4818 GZ, 4.000%, 08/15/2048	2,395,534	0.2
2,597,868		Freddie Mac REMICS 5000 DC, 2.500%, 03/25/2040	2,215,805	0.2
1,437,014		Freddie Mac Series 4040 UZ, 5.000%, 05/15/2042	1,415,772	0.1
1,019,106	(2)	Freddie Mac Structured Pass-Through Certificates T-54 2A, 3.745%, 07/25/2033	949,416	0.1
547,096	(2)	Freddie Mac Structured Pass-Through Certificates T-54 4A, 3.777%, 02/25/2043	500,801	0.0
5,364,895		Freddie Mac Whole Loan Securities Trust 2017-SC02 1A2, 3.000%, 05/25/2047	4,898,450	0.4
12,794	(1)	Freddie Mac-Ginnie Mae Series 21 SA, 3.611%, (-1.000*US0001M + 8.000%), 10/25/2023	132	0.0
666,604		Ginnie Mae 2004-65 ZG, 5.500%, 07/20/2034	676,642	0.1
6,212,737		Ginnie Mae 2009-110 ZA, 5.500%, 11/16/2039	6,334,688	0.5
863,966		Ginnie Mae 2009-32 QZ, 5.500%, 05/16/2039	882,194	0.1
696,796		Ginnie Mae 2009-32 YZ, 7.000%, 05/16/2039	749,445	0.1
4,361,319		Ginnie Mae 2009-50 MZ, 6.000%, 07/16/2039	4,497,481	0.4
342,432		Ginnie Mae 2009-54 HZ, 5.000%, 07/20/2039	342,654	0.0
1,195,865		Ginnie Mae 2009-79 PZ, 6.000%, 09/20/2039	1,293,966	0.1
632,995		Ginnie Mae 2009-H01 FA, 5.503%, (US0001M + 1.150%), 11/20/2059	632,789	0.1
2,000,000		Ginnie Mae 2010-116 PB, 5.000%, 06/16/2040	2,021,869	0.2
2,429,136		Ginnie Mae 2010-125 BZ, 4.500%, 09/16/2040	2,406,246	0.2
2,256,954	(3)	Ginnie Mae 2011-70 PO, 0.000%, 05/16/2041	1,705,701	0.1
1,883,202	(1)	Ginnie Mae 2014-107 XS, 1.274%, (-1.000*US0001M + 5.600%), 07/16/2044	137,469	0.0
1,850,316		Ginnie Mae 2014-149 KL, 4.000%, 10/16/2044	1,698,055	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
931,331	(1)	Ginnie Mae 2014-96 SQ, 1.274%, (-1.000*US0001M + 5.600%), 07/16/2044	$68,846	0.0
130,000		Ginnie Mae 2015-123 GY, 3.000%, 09/20/2045	103,651	0.0
5,278,470		Ginnie Mae 2015-H13 FG, 4.242%, (US0001M + 0.400%), 04/20/2065	5,235,387	0.4
12,975,727	(1)	Ginnie Mae 2016-120 IM, 3.500%, 07/20/2046	1,549,068	0.1
362,232	(1)	Ginnie Mae 2016-84 IO, 5.000%, 12/20/2040	10,830	0.0
10,762,348		Ginnie Mae 2016-H20 FB, 4.392%, (US0001M + 0.550%), 09/20/2066	10,676,295	0.9
1,000,000		Ginnie Mae 2017-117 BE, 2.500%, 08/20/2047	826,745	0.1
1,000,000		Ginnie Mae 2017-117 NG, 2.500%, 08/20/2047	809,004	0.1
750,000		Ginnie Mae 2017-163 YA, 2.500%, 11/20/2047	603,875	0.1
10,000,000		Ginnie Mae 2017-180 QB, 2.500%, 12/20/2047	8,457,018	0.7
4,689,202		Ginnie Mae 2018-64 ZH, 2.500%, 05/16/2045	3,981,553	0.3
777,647	(1)	Ginnie Mae 2018-78 IC, 4.000%, 02/20/2047	108,485	0.0
1,000,000		Ginnie Mae 2018-91 JN, 3.000%, 07/20/2048	860,888	0.1
109,899		Ginnie Mae 2019-71 EN, 4.000%, 06/20/2049	94,891	0.0
6,499,117	(1)	Ginnie Mae 2021-74 KI, 3.000%, 04/20/2051	968,723	0.1
2,346,452		Ginnie Mae 2022-47 EB, 3.000%, 03/20/2037	1,992,939	0.2
284,167		Ginnie Mae Series 2002-92 EA, 4.500%, 02/20/2029	283,494	0.0
69,191		Ginnie Mae Series 2004-16 AE, 5.500%, 02/20/2034	70,036	0.0
649,353		Ginnie Mae Series 2004-17 MZ, 5.500%, 03/16/2034	652,715	0.1
447,220		Ginnie Mae Series 2004-28 CZ, 5.500%, 04/20/2034	454,194	0.0
228,710	(3)	Ginnie Mae Series 2004-37 OA, 0.000%, 04/17/2034	189,688	0.0
1,648,333		Ginnie Mae Series 2004-81 Z, 5.000%, 10/20/2034	1,649,767	0.1
686,253	(1)	Ginnie Mae Series 2004-98 SA, 2.347%, (-1.000*US0001M + 6.700%), 11/20/2034	71,951	0.0
570,690		Ginnie Mae Series 2005-21 Z, 5.000%, 03/20/2035	574,013	0.1
125,077	(1)	Ginnie Mae Series 2005-25 SI, 6.000%, (-6.000*US0001M + 43.200%), 01/20/2034	15,391	0.0
422,788	(1)	Ginnie Mae Series 2005-7 AH, 2.444%, (-1.000*US0001M + 6.770%), 02/16/2035	33,667	0.0
505,451	(1)	Ginnie Mae Series 2005-73 IM, 5.500%, 09/20/2035	90,511	0.0
298,113		Ginnie Mae Series 2005-80 Z, 5.000%, 10/20/2035	299,767	0.0
100,262		Ginnie Mae Series 2005-91 UP, 5.647%, (-2.000*US0001M + 14.300%), 09/16/2031	100,868	0.0
5,371,034		Ginnie Mae Series 2006-10 ZT, 6.000%, 03/20/2036	5,497,926	0.5
1,217,819		Ginnie Mae Series 2006-17 TW, 6.000%, 04/20/2036	1,239,252	0.1
4,897,482	(1)	Ginnie Mae Series 2006-26 TB, 0.250%, (-1.000*US0001M + 6.500%), 06/20/2036	44,836	0.0
1,474,236		Ginnie Mae Series 2006-7 ZA, 5.500%, 02/20/2036	1,501,834	0.1
1,110,503	(1)	Ginnie Mae Series 2007-17 CI, 7.500%, 04/16/2037	216,121	0.0
1,116,311	(3)	Ginnie Mae Series 2007-41 OL, 0.000%, 07/20/2037	887,936	0.1
66,199		Ginnie Mae Series 2007-45 PE, 5.500%, 07/16/2037	67,240	0.0
230,235		Ginnie Mae Series 2007-48 SY, 7.271%, (-3.000*US0001M + 20.250%), 08/16/2037	226,429	0.0
1,348,747	(1)	Ginnie Mae Series 2007-53 SC, 2.147%, (-1.000*US0001M + 6.500%), 09/20/2037	134,288	0.0
38,285		Ginnie Mae Series 2007-53 SW, 7.146%, (-3.000*US0001M + 20.205%), 09/20/2037	39,340	0.0
657,053		Ginnie Mae Series 2007-60 YZ, 5.500%, 10/20/2037	661,584	0.1
2,890,806		Ginnie Mae Series 2008-20 PZ, 6.000%, 03/20/2038	2,950,581	0.2
364,456	(1)	Ginnie Mae Series 2008-3 SA, 2.197%, (-1.000*US0001M + 6.550%), 01/20/2038	42,939	0.0
625,394	(1)	Ginnie Mae Series 2008-40 PS, 2.174%, (-1.000*US0001M + 6.500%), 05/16/2038	48,998	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
830,533	(1)	Ginnie Mae Series 2008-51 GS, 1.904%, (-1.000*US0001M + 6.230%), 06/16/2038	$83,764	0.0
1,571,483	(1)	Ginnie Mae Series 2008-82 SA, 1.647%, (-1.000*US0001M + 6.000%), 09/20/2038	151,618	0.0
1,548,591	(1)	Ginnie Mae Series 2009-110 SA, 2.024%, (-1.000*US0001M + 6.350%), 04/16/2039	28,988	0.0
899,876		Ginnie Mae Series 2009-110 ZC, 4.500%, 11/16/2039	874,762	0.1
2,142,793		Ginnie Mae Series 2009-118 XZ, 5.000%, 12/20/2039	2,147,340	0.2
945,434		Ginnie Mae Series 2009-121 ZQ, 5.500%, 09/20/2039	962,097	0.1
886,041		Ginnie Mae Series 2009-31 BP, 5.000%, 05/20/2039	888,412	0.1
1,301,486		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,294,280	0.1
1,258,238		Ginnie Mae Series 2009-34 Z, 4.500%, 05/16/2039	1,246,020	0.1
1,731,388		Ginnie Mae Series 2009-53 ZB, 6.000%, 07/16/2039	1,776,411	0.2
161,963	(1)	Ginnie Mae Series 2009-55 BI, 1.000%, (-25.000*US0001M + 162.500%), 06/16/2037	5,877	0.0
2,356,725		Ginnie Mae Series 2009-61 EZ, 7.500%, 08/20/2039	2,525,400	0.2
7,016,083		Ginnie Mae Series 2009-61 PZ, 7.500%, 08/20/2039	7,831,293	0.6
3,896,034		Ginnie Mae Series 2009-61 ZQ, 6.000%, 08/16/2039	4,131,456	0.3
698,544	(1)	Ginnie Mae Series 2009-66 QS, 1.747%, (-1.000*US0001M + 6.100%), 07/20/2039	27,492	0.0
2,992,247		Ginnie Mae Series 2009-68 ZC, 5.500%, 08/16/2039	3,051,223	0.3
494,209	(1)	Ginnie Mae Series 2009-77 SA, 1.824%, (-1.000*US0001M + 6.150%), 09/16/2039	46,815	0.0
3,194,274		Ginnie Mae Series 2009-77 ZB, 5.500%, 09/16/2039	3,284,944	0.3
2,374,988		Ginnie Mae Series 2009-87 WZ, 6.000%, 10/20/2039	2,539,014	0.2
686,587		Ginnie Mae Series 2009-92 DZ, 4.500%, 10/16/2039	666,734	0.1
1,639,591		Ginnie Mae Series 2009-98 MZ, 5.000%, 10/16/2039	1,630,077	0.1
966,742	(1)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	85,914	0.0
7,313,926		Ginnie Mae Series 2010-113 BE, 4.500%, 09/20/2040	7,243,831	0.6
950,030	(1)	Ginnie Mae Series 2010-116 NS, 2.324%, (-1.000*US0001M + 6.650%), 09/16/2040	71,552	0.0
3,853,106		Ginnie Mae Series 2010-117 ZQ, 4.500%, 09/20/2040	3,820,668	0.3
918,000		Ginnie Mae Series 2010-121 TB, 4.000%, 09/20/2040	875,017	0.1
29,000	(1)	Ginnie Mae Series 2010-130 KI, 5.500%, 09/16/2040	1,177	0.0
1,500,000		Ginnie Mae Series 2010-14 B, 4.500%, 02/16/2040	1,482,390	0.1
654,767	(1)	Ginnie Mae Series 2010-158 SA, 1.697%, (-1.000*US0001M + 6.050%), 12/20/2040	65,232	0.0
920,712		Ginnie Mae Series 2010-162 ZE, 4.000%, 12/16/2040	898,716	0.1
9,152,618	(1)	Ginnie Mae Series 2010-166 GS, 1.647%, (-1.000*US0001M + 6.000%), 12/20/2040	741,488	0.1
457,189	(1)	Ginnie Mae Series 2010-166 NI, 4.500%, 04/20/2039	16,772	0.0
917,989		Ginnie Mae Series 2010-169 AW, 4.500%, 12/20/2040	906,078	0.1
946,437		Ginnie Mae Series 2010-169 JZ, 4.000%, 12/20/2040	899,864	0.1
172,930	(1)	Ginnie Mae Series 2010-19 LI, 5.000%, 07/16/2039	8,456	0.0
937,558		Ginnie Mae Series 2010-31 BP, 5.000%, 03/20/2040	926,468	0.1
888,445	(1)	Ginnie Mae Series 2010-4 WI, 6.000%, 01/16/2040	120,747	0.0
4,548,608		Ginnie Mae Series 2010-42 VZ, 5.500%, 10/20/2039	4,644,685	0.4
726,817		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	716,701	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,080,460		Ginnie Mae Series 2010-H01 FA, 4.875%, (US0001M + 0.820%), 01/20/2060	$2,075,852	0.2
6,511,158		Ginnie Mae Series 2010-H10 FB, 5.055%, (US0001M + 1.000%), 05/20/2060	6,513,713	0.5
3,512,449		Ginnie Mae Series 2010-H10 FC, 5.055%, (US0001M + 1.000%), 05/20/2060	3,513,179	0.3
1,312,714		Ginnie Mae Series 2010-H20 AF, 4.172%, (US0001M + 0.330%), 10/20/2060	1,300,399	0.1
192,295		Ginnie Mae Series 2010-H26 LF, 4.148%, (US0001M + 0.350%), 08/20/2058	190,518	0.0
317,752		Ginnie Mae Series 2011-116 CI, 4.000%, 05/16/2026	10,844	0.0
174,489	(1)	Ginnie Mae Series 2011-123 QI, 5.000%, 05/20/2041	16,832	0.0
439,104		Ginnie Mae Series 2011-128 TF, 4.776%, (US0001M + 0.450%), 05/16/2041	431,107	0.0
2,206,660	(1)	Ginnie Mae Series 2011-141 PS, 2.374%, (-1.000*US0001M + 6.700%), 06/16/2041	145,476	0.0
1,731,594	(1)	Ginnie Mae Series 2011-146 EI, 5.000%, 11/16/2041	316,149	0.0
945,000		Ginnie Mae Series 2011-151 PY, 3.000%, 11/20/2041	826,374	0.1
40,821		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	41,760	0.0
119,406	(2)	Ginnie Mae Series 2011-169 BG, 5.450%, 04/16/2039	119,597	0.0
5,899,500		Ginnie Mae Series 2011-25 Z, 4.000%, 02/20/2041	5,729,305	0.5
1,218,723		Ginnie Mae Series 2011-59 QC, 4.000%, 12/20/2040	1,178,314	0.1
1,169,984		Ginnie Mae Series 2011-69 HW, 4.000%, 04/20/2040	1,158,250	0.1
436,810	(1)	Ginnie Mae Series 2011-73 LS, 2.337%, (-1.000*US0001M + 6.690%), 08/20/2039	2,198	0.0
2,036,941		Ginnie Mae Series 2011-89 Z, 3.500%, 06/20/2041	1,930,858	0.2
1,306,960		Ginnie Mae Series 2011-H01 AF, 4.292%, (US0001M + 0.450%), 11/20/2060	1,298,217	0.1
1,754,752		Ginnie Mae Series 2011-H03 FA, 4.342%, (US0001M + 0.500%), 01/20/2061	1,742,545	0.1
341,222		Ginnie Mae Series 2011-H07 FA, 4.342%, (US0001M + 0.500%), 02/20/2061	338,720	0.0
182,024		Ginnie Mae Series 2011-H08 FD, 4.342%, (US0001M + 0.500%), 02/20/2061	180,706	0.0
431,630		Ginnie Mae Series 2011-H09 AF, 4.342%, (US0001M + 0.500%), 03/20/2061	428,796	0.0
420,087		Ginnie Mae Series 2011-H11 FB, 4.342%, (US0001M + 0.500%), 04/20/2061	417,343	0.0
532,548		Ginnie Mae Series 2011-H19 FA, 4.312%, (US0001M + 0.470%), 08/20/2061	528,933	0.0
1,252,148		Ginnie Mae Series 2011-H20 FA, 4.392%, (US0001M + 0.550%), 09/20/2061	1,244,445	0.1
262,304		Ginnie Mae Series 2011-H21 FT, 4.892%, (H15T1Y + 0.700%), 10/20/2061	262,067	0.0
998,146	(1)	Ginnie Mae Series 2012-103 IC, 3.500%, 08/16/2040	45,593	0.0
243,727	(1)	Ginnie Mae Series 2012-124 MI, 4.000%, 03/20/2042	21,126	0.0
12,707,615	(1)	Ginnie Mae Series 2012-136 BI, 3.500%, 11/20/2042	1,903,616	0.2
2,272,315	(1)	Ginnie Mae Series 2012-146 AI, 3.000%, 10/20/2037	69,718	0.0
268,524	(1)	Ginnie Mae Series 2012-34 MS, 2.374%, (-1.000*US0001M + 6.700%), 04/16/2041	14,990	0.0
2,621,052	(1)	Ginnie Mae Series 2012-48 SA, 2.324%, (-1.000*US0001M + 6.650%), 04/16/2042	307,380	0.0
3,411,961	(1)	Ginnie Mae Series 2012-60 SG, 1.774%, (-1.000*US0001M + 6.100%), 05/16/2042	307,069	0.0
3,727,298		Ginnie Mae Series 2012-77 FE, 4.716%, (US0001M + 0.390%), 05/16/2041	3,681,558	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
705,049	(1)	Ginnie Mae Series 2012-93 NS, 1.747%, (-1.000*US0001M + 6.100%), 07/20/2042	$59,522	0.0
792,143	(1)	Ginnie Mae Series 2012-98 EI, 4.000%, 04/20/2041	82,966	0.0
2,164,790		Ginnie Mae Series 2012-H06 FS, 4.542%, (US0001M + 0.700%), 03/20/2062	2,153,584	0.2
5,193,485		Ginnie Mae Series 2012-H08 FA, 4.442%, (US0001M + 0.600%), 01/20/2062	5,162,029	0.4
1,783,797		Ginnie Mae Series 2012-H08 FB, 4.442%, (US0001M + 0.600%), 03/20/2062	1,774,477	0.2
320,648		Ginnie Mae Series 2012-H11 FA, 4.542%, (US0001M + 0.700%), 02/20/2062	319,245	0.0
424,069		Ginnie Mae Series 2012-H11 GA, 4.422%, (US0001M + 0.580%), 05/20/2062	421,436	0.0
1,246,609		Ginnie Mae Series 2012-H11 VA, 4.492%, (US0001M + 0.650%), 05/20/2062	1,238,587	0.1
1,505,261		Ginnie Mae Series 2012-H12 FA, 4.392%, (US0001M + 0.550%), 04/20/2062	1,495,606	0.1
8,377,560		Ginnie Mae Series 2012-H12 FB, 4.854%, (US0001M + 1.050%), 02/20/2062	8,384,647	0.7
412,711		Ginnie Mae Series 2012-H14 FK, 4.422%, (US0001M + 0.580%), 07/20/2062	410,437	0.0
2,876,964		Ginnie Mae Series 2012-H20 BA, 4.402%, (US0001M + 0.560%), 09/20/2062	2,859,718	0.2
1,778,010		Ginnie Mae Series 2012-H20 PT, 4.911%, 07/20/2062	1,773,551	0.1
1,792,207		Ginnie Mae Series 2012-H26 BA, 4.192%, (US0001M + 0.350%), 10/20/2062	1,775,619	0.2
482,318		Ginnie Mae Series 2012-H29 FA, 4.357%, (US0001M + 0.515%), 10/20/2062	479,362	0.0
777,565		Ginnie Mae Series 2012-H30 GA, 4.192%, (US0001M + 0.350%), 12/20/2062	770,622	0.1
1,322,783		Ginnie Mae Series 2012-H31 FD, 4.182%, (US0001M + 0.340%), 12/20/2062	1,308,928	0.1
1,165,701		Ginnie Mae Series 2013-119 TZ, 3.000%, 08/20/2043	1,054,014	0.1
7,000,000		Ginnie Mae Series 2013-147 BE, 4.000%, 12/20/2039	6,665,513	0.6
1,487,041		Ginnie Mae Series 2013-167 Z, 3.000%, 10/16/2043	1,320,944	0.1
1,900,000	(1)	Ginnie Mae Series 2013-186 UI, 2.500%, 11/20/2043	351,015	0.0
517,150	(1)	Ginnie Mae Series 2013-186 VI, 4.000%, 12/20/2042	73,629	0.0
375,604		Ginnie Mae Series 2013-186 ZE, 2.500%, 12/16/2043	325,216	0.0
3,098,901	(1)	Ginnie Mae Series 2013-20 LI, 4.500%, 12/16/2042	369,894	0.0
1,717,800	(1)	Ginnie Mae Series 2013-23 IO, 3.500%, 02/20/2043	279,098	0.0
336,633	(1)	Ginnie Mae Series 2013-41 PI, 3.500%, 04/20/2040	4,702	0.0
774,580	(1)	Ginnie Mae Series 2013-88 AI, 1.730%, (-1.000*US0001M + 5.850%), 06/20/2043	62,656	0.0
1,290,168	(1)	Ginnie Mae Series 2013-99 SK, 1.780%, (-1.000*US0001M + 5.900%), 07/20/2043	89,677	0.0
1,236,978		Ginnie Mae Series 2013-H02 FD, 4.182%, (US0001M + 0.340%), 12/20/2062	1,224,386	0.1
245,469		Ginnie Mae Series 2013-H07 HA, 4.252%, (US0001M + 0.410%), 03/20/2063	243,338	0.0
1,822,853		Ginnie Mae Series 2013-H08 BF, 4.242%, (US0001M + 0.400%), 03/20/2063	1,801,662	0.2
1,690,715		Ginnie Mae Series 2013-H10 FT, 4.979%, (H15T1Y + 0.450%), 04/20/2063	1,684,754	0.1
1,468,822		Ginnie Mae Series 2013-H13 FS, 4.842%, (US0001M + 1.000%), 06/20/2063	1,469,495	0.1
1,740,572		Ginnie Mae Series 2013-H14 FC, 4.312%, (US0001M + 0.470%), 06/20/2063	1,727,534	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
622,638		Ginnie Mae Series 2013-H14 FD, 4.312%, (US0001M + 0.470%), 06/20/2063	$617,686	0.1
560,093		Ginnie Mae Series 2013-H14 FG, 4.312%, (US0001M + 0.470%), 05/20/2063	555,639	0.0
453,902		Ginnie Mae Series 2013-H15 FA, 4.382%, (US0001M + 0.540%), 06/20/2063	451,311	0.0
914,341		Ginnie Mae Series 2013-H17 FA, 4.392%, (US0001M + 0.550%), 07/20/2063	909,813	0.1
427,678		Ginnie Mae Series 2013-H18 BA, 4.442%, (US0001M + 0.600%), 07/20/2063	425,254	0.0
664,046		Ginnie Mae Series 2013-H18 EA, 4.342%, (US0001M + 0.500%), 07/20/2063	661,183	0.1
1,446,868		Ginnie Mae Series 2013-H18 FA, 4.342%, (US0001M + 0.500%), 06/20/2063	1,436,458	0.1
1,597,363		Ginnie Mae Series 2013-H19 DF, 4.492%, (US0001M + 0.650%), 05/20/2063	1,585,509	0.1
658,685		Ginnie Mae Series 2013-H20 FB, 4.842%, (US0001M + 1.000%), 08/20/2063	658,600	0.1
528,192		Ginnie Mae Series 2013-H21 FB, 4.542%, (US0001M + 0.700%), 09/20/2063	526,514	0.0
847,249		Ginnie Mae Series 2013-H22 FB, 4.542%, (US0001M + 0.700%), 08/20/2063	843,986	0.1
1,460,058		Ginnie Mae Series 2013-H22 FT, 5.143%, (H15T1Y + 0.650%), 04/20/2063	1,458,432	0.1
1,198,597		Ginnie Mae Series 2013-H23 FA, 5.142%, (US0001M + 1.300%), 09/20/2063	1,201,546	0.1
151,020		Ginnie Mae Series 2013-H24 FB, 4.572%, (US0001M + 0.730%), 09/20/2063	150,701	0.0
2,793,200		Ginnie Mae Series 2014-115 EM, 4.000%, 08/20/2044	2,656,680	0.2
2,748,066		Ginnie Mae Series 2014-118 ZP, 4.000%, 08/20/2044	2,616,660	0.2
1,235,968	(1)	Ginnie Mae Series 2014-129 WS, 1.780%, (-1.000*US0001M + 5.900%), 09/20/2044	95,486	0.0
1,074,716	(1)	Ginnie Mae Series 2014-161 WS, 1.780%, (-1.000*US0001M + 5.900%), 11/20/2044	79,333	0.0
1,137,594	(1)	Ginnie Mae Series 2014-183 IM, 5.000%, 06/20/2035	179,784	0.0
1,328,239	(1)	Ginnie Mae Series 2014-30 ES, 0.647%, (-1.000*US0001M + 5.000%), 03/20/2040	77,606	0.0
2,045,692	(1)	Ginnie Mae Series 2014-99 IO, 4.500%, 06/20/2044	401,846	0.0
8,115,574		Ginnie Mae Series 2014-H03 FS, 4.492%, (US0001M + 0.650%), 02/20/2064	8,062,104	0.7
2,331,005		Ginnie Mae Series 2014-H04 FB, 4.492%, (US0001M + 0.650%), 02/20/2064	2,322,052	0.2
3,792,327		Ginnie Mae Series 2014-H05 FB, 4.442%, (US0001M + 0.600%), 12/20/2063	3,777,483	0.3
952,182		Ginnie Mae Series 2014-H06 FA, 4.412%, (US0001M + 0.570%), 03/20/2064	946,524	0.1
422,868		Ginnie Mae Series 2014-H06 HB, 4.492%, (US0001M + 0.650%), 03/20/2064	420,831	0.0
2,493,163		Ginnie Mae Series 2014-H11 VA, 4.342%, (US0001M + 0.500%), 06/20/2064	2,466,846	0.2
3,121,422		Ginnie Mae Series 2014-H15 FA, 4.342%, (US0001M + 0.500%), 07/20/2064	3,089,163	0.3
1,493,329		Ginnie Mae Series 2014-H21 FA, 4.186%, (US0001M + 0.650%), 10/20/2064	1,465,585	0.1
8,333,403	(2)	Ginnie Mae Series 2015-10 Q, 2.393%, 10/20/2044	6,947,637	0.6
2,364,266	(1)	Ginnie Mae Series 2015-141 IX, 6.534%, (-0.714*US0001M + 2.142%), 06/20/2045	43,732	0.0
15,125,000		Ginnie Mae Series 2015-143 B, 3.500%, 04/20/2045	13,774,944	1.1
2,122,754	(1)	Ginnie Mae Series 2015-149 IL, 4.500%, 10/20/2045	427,334	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,273,597	(1)	Ginnie Mae Series 2015-157 PI, 4.000%, 03/20/2044	$135,622	0.0
2,648,592		Ginnie Mae Series 2015-165 ZA, 3.500%, 07/20/2045	2,501,228	0.2
1,634,885		Ginnie Mae Series 2015-H03 FA, 4.342%, (US0001M + 0.500%), 12/20/2064	1,624,428	0.1
79,792		Ginnie Mae Series 2015-H04 FL, 4.312%, (US0001M + 0.470%), 02/20/2065	79,035	0.0
2,689,903		Ginnie Mae Series 2015-H05 FC, 4.322%, (US0001M + 0.480%), 02/20/2065	2,652,318	0.2
1,197,304		Ginnie Mae Series 2015-H06 FA, 4.322%, (US0001M + 0.480%), 02/20/2065	1,186,419	0.1
2,236,131		Ginnie Mae Series 2015-H08 FB, 2.890%, (US0001M + 0.630%), 03/20/2065	2,193,458	0.2
1,882,149		Ginnie Mae Series 2015-H08 FC, 4.322%, (US0001M + 0.480%), 03/20/2065	1,865,065	0.2
2,987,947		Ginnie Mae Series 2015-H09 FA, 2.758%, (US0001M + 0.620%), 04/20/2065	2,929,197	0.2
5,148,729		Ginnie Mae Series 2015-H10 FA, 3.381%, (US0001M + 0.600%), 04/20/2065	5,063,372	0.4
1,558,172		Ginnie Mae Series 2015-H10 FH, 3.085%, (US0001M + 0.600%), 04/20/2065	1,528,678	0.1
197,155		Ginnie Mae Series 2015-H12 FA, 4.322%, (US0001M + 0.480%), 05/20/2065	195,342	0.0
1,274,286		Ginnie Mae Series 2015-H12 FL, 4.072%, (US0001M + 0.230%), 05/20/2065	1,261,094	0.1
685,173		Ginnie Mae Series 2015-H14 FB, 4.272%, (US0001M + 0.430%), 05/20/2065	680,983	0.1
1,069,702		Ginnie Mae Series 2015-H18 FB, 4.442%, (US0001M + 0.600%), 07/20/2065	1,054,695	0.1
1,003,671		Ginnie Mae Series 2015-H20 FB, 4.407%, (US0001M + 0.600%), 08/20/2065	988,134	0.1
1,540,428		Ginnie Mae Series 2015-H22 FC, 4.344%, (US0001M + 0.600%), 09/20/2065	1,515,655	0.1
1,814,019		Ginnie Mae Series 2015-H23 FB, 4.362%, (US0001M + 0.520%), 09/20/2065	1,797,026	0.2
1,220,715		Ginnie Mae Series 2015-H26 FA, 4.362%, (US0001M + 0.520%), 10/20/2065	1,208,495	0.1
1,975,457		Ginnie Mae Series 2015-H26 FC, 4.442%, (US0001M + 0.600%), 08/20/2065	1,968,521	0.2
446,555		Ginnie Mae Series 2015-H26 FG, 4.362%, (US0001M + 0.520%), 10/20/2065	440,359	0.0
1,674,788		Ginnie Mae Series 2015-H27 FA, 4.511%, (US0001M + 0.750%), 09/20/2065	1,651,331	0.1
3,450,047		Ginnie Mae Series 2015-H29 FL, 4.442%, (US0001M + 0.600%), 11/20/2065	3,408,796	0.3
26,141,622		Ginnie Mae Series 2015-H30 FC, 4.331%, (US0001M + 0.660%), 11/20/2065	25,663,759	2.1
86,021		Ginnie Mae Series 2015-H30 FD, 4.442%, (US0001M + 0.600%), 10/20/2065	85,506	0.0
2,782,582		Ginnie Mae Series 2015-H30 FE, 4.442%, (US0001M + 0.600%), 11/20/2065	2,760,200	0.2
1,509,648		Ginnie Mae Series 2015-H31 FT, 4.492%, (US0001M + 0.650%), 11/20/2065	1,503,246	0.1
5,319,525	(1)	Ginnie Mae Series 2016-145 IU, 3.500%, 10/20/2046	863,282	0.1
4,807,115	(1)	Ginnie Mae Series 2016-20 BS, 1.747%, (-1.000*US0001M + 6.100%), 02/20/2046	509,779	0.0
3,101,104	(2)	Ginnie Mae Series 2016-5 AB, 4.690%, 01/20/2046	3,073,920	0.3
4,695,281		Ginnie Mae Series 2016-69 B, 3.000%, 05/20/2046	4,150,252	0.3
399,872		Ginnie Mae Series 2016-H01 FL, 4.492%, (US0001M + 0.650%), 12/20/2065	398,225	0.0
1,384,150		Ginnie Mae Series 2016-H02 FH, 4.842%, (US0001M + 1.000%), 01/20/2066	1,365,901	0.1

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,175		Ginnie Mae Series 2016-H03 FB, 4.492%, (US0001M + 0.650%), 01/20/2066	$178,290	0.0
2,205,884		Ginnie Mae Series 2016-H04 FK, 3.205%, (US0001M + 1.050%), 02/20/2066	2,178,363	0.2
294,109		Ginnie Mae Series 2016-H07 FK, 2.991%, (US0001M + 1.000%), 03/20/2066	290,149	0.0
3,600,358		Ginnie Mae Series 2016-H08 FT, 4.562%, (US0001M + 0.720%), 02/20/2066	3,586,202	0.3
976,231		Ginnie Mae Series 2016-H09 FB, 3.547%, (US0001M + 0.900%), 04/20/2066	964,391	0.1
2,029,139		Ginnie Mae Series 2016-H11 F, 4.642%, (US0001M + 0.800%), 05/20/2066	2,004,043	0.2
885,400		Ginnie Mae Series 2016-H11 FE, 3.507%, (US0001M + 0.850%), 04/20/2066	874,149	0.1
1,836,892		Ginnie Mae Series 2016-H13 FD, 5.010%, (H15T1Y + 0.450%), 05/20/2066	1,826,427	0.2
493,638		Ginnie Mae Series 2016-H13 FT, 4.422%, (US0001M + 0.580%), 05/20/2066	491,436	0.0
232,101		Ginnie Mae Series 2016-H20 FG, 4.542%, (US0001M + 0.700%), 08/20/2066	231,120	0.0
1,798,979		Ginnie Mae Series 2016-H21 FH, 4.692%, (US0001M + 0.850%), 09/20/2066	1,780,310	0.2
4,400,022		Ginnie Mae Series 2016-H23 F, 4.592%, (US0001M + 0.750%), 10/20/2066	4,348,041	0.4
3,760,632		Ginnie Mae Series 2017-107 QZ, 3.000%, 08/20/2045	3,060,816	0.3
1,660,186		Ginnie Mae Series 2017-122 CZ, 3.000%, 08/20/2047	1,287,758	0.1
2,158,925	(1)	Ginnie Mae Series 2017-123 IO, 5.000%, 08/16/2047	457,088	0.0
2,890,000		Ginnie Mae Series 2017-162 PL, 3.000%, 10/20/2047	2,422,576	0.2
1,361,635		Ginnie Mae Series 2017-56 HM, 3.000%, 12/20/2046	1,239,358	0.1
5,007,528		Ginnie Mae Series 2017-56 JZ, 3.000%, 04/20/2047	4,094,762	0.3
23,336,755		Ginnie Mae Series 2017-H05 FC, 3.282%, (US0001M + 0.750%), 02/20/2067	23,009,511	1.9
926,936		Ginnie Mae Series 2017-H07 FG, 4.302%, (US0001M + 0.460%), 02/20/2067	919,620	0.1
588,087		Ginnie Mae Series 2017-H14 FD, 4.312%, (US0001M + 0.470%), 06/20/2067	574,108	0.1
1,252,464		Ginnie Mae Series 2017-H14 FV, 4.342%, (US0001M + 0.500%), 06/20/2067	1,239,710	0.1
1,672,529		Ginnie Mae Series 2017-H17 FG, 4.342%, (US0001M + 0.500%), 08/20/2067	1,659,504	0.1
826,846		Ginnie Mae Series 2017-H19 FA, 4.292%, (US0001M + 0.450%), 08/20/2067	821,484	0.1
1,546,925		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,424,858	0.1
338,736		Ginnie Mae Series 2018-163 DZ, 4.500%, 11/20/2048	313,696	0.0
2,101,719		Ginnie Mae Series 2018-H04 FM, 4.142%, (US0001M + 0.300%), 03/20/2068	2,076,271	0.2
436,651		Ginnie Mae Series 2018-H07 FE, 4.192%, (US0001M + 0.350%), 02/20/2068	433,708	0.0
5,015,240		Ginnie Mae Series 2018-H14 FG, 4.192%, (US0001M + 0.350%), 09/20/2068	4,962,039	0.4
4,998,313		Ginnie Mae Series 2018-H18 FC, 4.192%, (US0001M + 0.350%), 08/20/2065	4,961,659	0.4
9,524,352		Ginnie Mae Series 2019-1 LZ, 3.500%, 01/20/2049	8,218,805	0.7
1,462,737		Ginnie Mae Series 2019-1 Z, 4.000%, 01/20/2049	1,387,259	0.1
3,223,469		Ginnie Mae Series 2019-100 FD, 4.753%, (US0001M + 0.400%), 08/20/2049	3,144,534	0.3
878,396		Ginnie Mae Series 2019-29 AI, 5.000%, 07/20/2048	177,615	0.0
12,000,000	(1)	Ginnie Mae Series 2019-56 YI, 5.000%, 05/20/2049	3,218,530	0.3

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
654,949		Ginnie Mae Series 2019-H01 FJ, 4.142%, (US0001M + 0.300%), 09/20/2068	$650,271	0.1
1,156,585		Ginnie Mae Series 2019-H01 FL, 4.292%, (US0001M + 0.450%), 12/20/2068	1,143,763	0.1
2,912,575		Ginnie Mae Series 2019-H05 FL, 4.322%, (US0001M + 0.480%), 03/20/2069	2,878,330	0.2
590,266		Ginnie Mae Series 2019-H10 FM, 4.242%, (US0001M + 0.400%), 05/20/2069	580,926	0.1
2,197,004		Ginnie Mae Series 2019-H19 FB, 4.292%, (US0001M + 0.450%), 11/20/2069	2,179,287	0.2
21,685,803	(1)	Ginnie Mae Series 2020-47 LI, 3.500%, 04/20/2050	3,637,926	0.3
1,030,409		Ginnie Mae Series 2020-H01 FT, 5.060%, (H15T1Y + 0.500%), 01/20/2070	1,026,993	0.1
5,602,720		Ginnie Mae Series 2020-H10 FD, 4.242%, (US0001M + 0.400%), 05/20/2070	5,564,752	0.5
9,192,947	(1)	Ginnie Mae Series 2021-58 SB, 1.947%, (-1.000*US0001M + 6.300%), 04/20/2051	923,332	0.1
16,111,172	(1)	Ginnie Mae Series 2021-77 SK, 7.692%, (-1.000*US0001M + 3.300%), 05/20/2051	329,786	0.0
104,557	(2)	Ginnie Mae Series 2021-H09 Z, 3.076%, 10/20/2066	96,362	0.0
691,519		Seasoned Credit Risk Transfer Trust Series 2017-2 MA, 3.000%, 08/25/2056	642,446	0.1
4,418,818		Seasoned Credit Risk Transfer Trust Series 2019-1 M55D, 4.000%, 07/25/2058	4,203,028	0.4
1,752,102		Seasoned Credit Risk Transfer Trust Series 2019-3 M55D, 4.000%, 10/25/2058	1,667,127	0.1
6,035,000		Seasoned Loans Structured Transaction Series 2019-1 A2, 3.500%, 05/25/2029	5,544,029	0.5
3,362,841		Seasoned Loans Structured Transaction Trust Series 2019-2 A1C, 2.750%, 09/25/2029	3,095,738	0.3
5,875,000		Seasoned Loans Structured Transaction Trust Series 2019-3 A2C, 2.750%, 11/25/2029	5,100,820	0.4
1,279,571		Vendee Mortgage Trust 2011-2 DZ, 3.750%, 10/15/2041	1,184,461	0.1
23,913,848	(1),(2)	Vendee Mortgage Trust 2011-2 IO, 0.356%, 10/15/2041	387,811	0.0

	Total Collateralized Mortgage Obligations
	(Cost $715,998,571)		655,313,387	54.0

U.S. GOVERNMENT AGENCY OBLIGATIONS: 70.5%
	Federal Home Loan Mortgage Corporation: 1.2%(4)
730,317	3.500%,07/01/2047	678,788	0.1
1,615,293	3.500%,12/01/2047	1,504,748	0.1
3,115,855	3.500%,03/01/2048	2,914,191	0.3
3,527,671	3.500%,11/01/2048	3,286,240	0.3
1,003,804	4.000%,07/01/2047	960,706	0.1
398,035	4.500%,08/01/2047	391,747	0.0
441,329	5.000%,11/01/2035	445,074	0.0
22,113	5.000%,12/01/2035	22,629	0.0
11,360	5.000%,01/01/2038	11,602	0.0
39,220	5.000%,03/01/2038	40,087	0.0
11,307	5.000%,03/01/2038	11,566	0.0
100,512	5.000%,02/01/2039	100,769	0.0
429,760	5.000%,07/01/2039	434,917	0.0
139,303	5.000%,01/01/2040	141,356	0.0
450,437	5.000%,04/01/2040	452,734	0.1
1,479,284	5.000%,10/01/2040	1,501,051	0.1
152,829	5.000%,05/01/2041	152,795	0.0
130,958	5.290%,10/01/2037	132,726	0.0
24,137	5.410%,07/01/2037	24,494	0.0
11,169	5.410%,08/01/2037	11,248	0.0
34,965	5.440%,01/01/2037	35,622	0.0
45,630	5.440%,04/01/2037	46,530	0.0
28,511	5.440%,09/01/2037	29,000	0.0
27,056	5.440%,02/01/2038	27,566	0.0
97,037	5.450%,12/01/2037	98,014	0.0
125,701	5.450%,12/01/2037	126,894	0.0
37,277	5.460%,05/01/2037	38,002	0.0
32,258	5.460%,08/01/2037	32,886	0.0
35,620	5.460%,01/01/2038	36,034	0.0
34,343	5.480%,08/01/2037	35,034	0.0
52,508	5.500%,08/01/2037	53,039	0.0
85,305	5.500%,11/01/2037	86,226	0.0
16,446	5.520%,10/01/2037	16,558	0.0
35,724	5.620%,12/01/2036	36,082	0.0
58,359	5.620%,03/01/2037	58,874	0.0
60,990	5.620%,08/01/2037	61,538	0.0
70,583	5.625%,12/01/2036	71,268	0.0
103,211	5.625%,01/01/2037	104,263	0.0
91,776	5.625%,03/01/2037	92,666	0.0
85,794	5.625%,06/01/2037	86,461	0.0
75,441	5.625%,07/01/2037	76,172	0.0
41,643	5.625%,02/01/2038	42,047	0.0
438,821	5.750%,09/01/2037	451,461	0.1
73,623	5.750%,10/01/2037	74,590	0.0
89,810	6.090%,12/01/2037	91,485	0.0
4,185	7.500%,01/01/2030	4,373	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
6,663		8.000%,01/01/2030	$6,658	0.0
			15,138,811	1.2

		Federal National Mortgage Association: 1.0%(4)
62,970		3.125%,11/01/2041	59,508	0.0
26,777		3.250%,04/01/2041	25,643	0.0
95,552		3.475%,10/01/2041	91,563	0.0
85,183		3.750%,09/01/2041	82,492	0.0
61,141		3.750%,10/01/2041	59,209	0.0
4,691,422		4.000%,07/01/2056	4,499,301	0.4
745,390		4.500%,09/01/2047	755,633	0.1
87,430		5.290%,09/01/2037	86,794	0.0
263,805		5.290%,11/01/2037	262,191	0.0
76,308		5.290%,12/01/2037	74,987	0.0
118,041		5.290%,04/01/2038	116,974	0.0
41,969		5.350%,04/01/2029	42,242	0.0
31,212		5.350%,09/01/2029	31,468	0.0
63,599		5.390%,05/01/2038	65,177	0.0
113,071		5.440%,08/01/2047	111,556	0.0
160,652		5.440%,08/01/2047	155,662	0.0
170,652		5.440%,08/01/2047	165,369	0.0
171,710		5.440%,09/01/2047	166,397	0.0
268,963		5.440%,10/01/2047	265,970	0.1
90,660		5.440%,05/01/2048	89,440	0.0
60,896		5.620%,12/01/2036	60,778	0.0
100,445		5.890%,08/01/2047	98,485	0.0
108,428		5.890%,10/01/2047	106,548	0.0
7,692		5.900%,09/01/2028	7,706	0.0
4,400,000	(5)	6.000%,01/15/2053	4,466,302	0.4
8,029		6.600%,07/01/2027	8,008	0.0
14,782		6.600%,09/01/2027	14,721	0.0
21,460		6.600%,11/01/2027	21,413	0.0
19,066		6.600%,06/01/2028	19,019	0.0
			12,010,556	1.0

		Government National Mortgage Association: 64.1%
36,691,087		2.000%,12/20/2050	30,989,222	2.6
20,425,244		2.000%,01/20/2051	17,246,903	1.4
14,765,654		2.000%,02/20/2051	12,394,292	1.0
7,883,577		2.000%,06/20/2051	6,644,970	0.6
3,965,694		2.000%,10/20/2051	3,337,306	0.3
2,769,329		2.000%,11/20/2051	2,329,054	0.2
17,929,000	(5)	2.000%,01/15/2053	15,029,953	1.3
10,584,935		2.500%,12/20/2050	8,869,607	0.8
16,897,052		2.500%,03/20/2051	14,727,474	1.2
19,169,347		2.500%,04/20/2051	16,716,407	1.4
18,951,286		2.500%,05/20/2051	16,497,491	1.4
4,350,679		2.500%,08/20/2051	3,783,549	0.3
31,912,002		2.500%,09/20/2051	27,734,864	2.3
44,924,472		2.500%,10/20/2051	39,033,165	3.2
30,052,708		2.500%,11/20/2051	26,076,490	2.2
4,322,499		2.500%,12/20/2051	3,754,121	0.3
127,670,000	(5)	2.500%,01/15/2053	110,667,779	9.1
165,123		3.000%,12/15/2041	153,109	0.0
124,210		3.000%,01/15/2042	115,455	0.0
171,796		3.000%,01/15/2042	159,515	0.0
171,406		3.000%,01/15/2042	159,333	0.0
543,516		3.000%,02/15/2042	498,101	0.1
168,915		3.000%,03/15/2042	154,802	0.0
139,805		3.000%,04/15/2042	129,958	0.0
57,855		3.000%,05/15/2042	53,778	0.0
45,268		3.000%,06/15/2042	42,107	0.0
635,791		3.000%,04/20/2045	581,048	0.1
338,048		3.000%,11/20/2045	302,951	0.0
92,133		3.000%,12/20/2045	82,737	0.0
124,861		3.000%,12/20/2045	112,183	0.0
105,493		3.000%,12/20/2045	94,641	0.0
61,893		3.000%,01/20/2046	55,456	0.0
2,313,237		3.000%,02/20/2050	2,005,720	0.2
3,050,232		3.000%,10/20/2051	2,728,758	0.2
24,091,252		3.000%,10/20/2051	21,759,049	1.8
19,209,666		3.000%,11/20/2051	17,350,035	1.4
5,660,406		3.000%,11/20/2051	5,067,377	0.4
186,850,000	(5)	3.000%,01/15/2053	166,418,048	13.7
49,994		3.250%,03/15/2041	46,442	0.0
347,203		3.250%,04/15/2041	320,938	0.0
76,251		3.250%,05/15/2041	69,943	0.0
352,030		3.250%,06/15/2041	326,664	0.0
417,534		3.250%,07/15/2041	387,871	0.1
59,013		3.250%,07/15/2041	54,820	0.0
626,462		3.250%,08/15/2041	581,960	0.1
267,268		3.250%,09/15/2041	246,718	0.0
202,188		3.250%,09/15/2041	186,583	0.0
175,639		3.250%,11/15/2041	163,073	0.0
41,274		3.250%,11/15/2041	38,342	0.0
66,109		3.250%,12/15/2041	61,345	0.0
38,295		3.250%,04/15/2042	35,574	0.0
30,879		3.250%,06/15/2042	28,328	0.0
78,483		3.250%,06/15/2042	72,905	0.0
941,056		3.500%,04/20/2043	877,036	0.1
1,108,063		3.500%,06/20/2045	1,034,741	0.1
2,740,579		3.500%,04/20/2046	2,558,526	0.2
4,326,758		3.500%,03/20/2047	4,103,725	0.4
995,118		3.500%,07/20/2047	927,921	0.1
525,652		3.500%,07/20/2047	490,831	0.1
22,069,063		3.500%,12/20/2047	20,578,834	1.7
7,894,453		3.500%,01/20/2048	7,360,813	0.6
3,008,037		3.500%,02/20/2048	2,804,926	0.2
5,934,749		3.500%,02/20/2048	5,533,956	0.5
11,274,025		3.500%,03/20/2048	10,512,679	0.9
36,500,000	(5)	3.500%,01/15/2053	33,540,862	2.8
52,342		3.650%,12/15/2040	49,708	0.0
16,379		3.750%,09/15/2041	15,446	0.0
301,668		3.750%,09/15/2041	287,440	0.0
130,212		3.750%,10/15/2041	124,378	0.0
114,923		3.750%,10/15/2041	109,774	0.0
2,635,008		3.750%,05/20/2042	2,460,153	0.2
1,975,726		3.750%,05/20/2042	1,852,717	0.2
128,618		3.900%,10/15/2041	123,916	0.0
62,224		4.000%,05/20/2033	59,476	0.0
3,299		4.000%,08/15/2033	3,164	0.0
30,082		4.000%,01/15/2034	28,880	0.0
392,362		4.000%,05/20/2034	374,671	0.0
351,166		4.000%,07/20/2034	335,327	0.0
826,491		4.000%,07/20/2034	789,666	0.1
76,303		4.000%,08/20/2035	74,026	0.0
629,827		4.000%,09/20/2040	599,990	0.1
1,124,861		4.000%,07/20/2041	1,074,809	0.1
4,701,952		4.000%,08/20/2042	4,547,636	0.4
138,192		4.000%,09/15/2042	133,672	0.0
865,415		4.000%,10/20/2043	848,179	0.1
1,388,511		4.000%,12/20/2044	1,329,113	0.1
1,316,171		4.000%,01/20/2045	1,259,868	0.1
322,093		4.000%,06/20/2045	310,114	0.0
1,343,970		4.000%,07/20/2045	1,294,038	0.1
1,467,451		4.000%,09/20/2045	1,415,079	0.1
103,216		4.000%,12/20/2045	99,978	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
369,023		4.000%,01/20/2046	$357,449	0.0
3,249,360		4.000%,01/20/2046	3,142,441	0.3
68,325		4.000%,02/20/2046	65,784	0.0
1,703,868		4.000%,03/20/2046	1,639,914	0.2
818,213		4.000%,04/20/2046	782,459	0.1
352,995		4.000%,08/20/2046	338,778	0.0
1,395,599		4.000%,09/20/2047	1,336,168	0.1
13,365,898		4.000%,02/20/2050	12,823,304	1.1
939,965	(2)	4.242%,10/20/2064	925,641	0.1
5,283	(2)	4.331%,09/20/2062	5,043	0.0
22,202	(2)	4.404%,02/20/2068	21,721	0.0
9,360	(2)	4.430%,04/20/2065	9,163	0.0
111,102		4.450%,07/15/2040	106,906	0.0
62,106		4.450%,09/15/2040	60,303	0.0
60,527		4.450%,10/15/2040	58,769	0.0
598,854	(2)	4.478%,01/20/2065	588,012	0.1
5,013		4.500%,07/20/2036	4,957	0.0
395,949		4.500%,10/15/2039	393,426	0.1
295,789		4.500%,11/15/2039	294,168	0.0
287,054		4.500%,11/15/2039	285,480	0.0
96,694		4.500%,12/15/2039	96,076	0.0
233,627		4.500%,01/15/2040	231,770	0.0
24,380		4.500%,01/20/2040	23,835	0.0
1,076,769		4.500%,02/15/2040	1,060,903	0.1
51,055		4.500%,06/15/2040	50,108	0.0
22,893		4.500%,07/20/2040	22,383	0.0
80,793		4.500%,08/20/2040	79,030	0.0
609,625		4.500%,09/20/2041	609,004	0.1
220,144		4.500%,10/20/2048	216,336	0.0
102,999		4.500%,11/20/2048	101,247	0.0
3,177,551		4.500%,12/20/2048	3,086,533	0.3
77,071		4.500%,01/20/2049	74,885	0.0
269,691		4.500%,03/20/2049	264,944	0.0
44,308		4.500%,05/20/2049	43,431	0.0
4,925,700		4.500%,11/20/2049	4,783,968	0.4
6,086,469		4.500%,12/20/2049	5,943,093	0.5
11,907	(2)	4.501%,10/20/2067	11,650	0.0
1,332,980	(2)	4.514%,01/20/2065	1,310,763	0.1
20,869	(2)	4.547%,04/20/2066	20,534	0.0
1,802,435	(2)	4.548%,02/20/2065	1,776,087	0.2
26,923		4.580%,01/20/2034	26,414	0.0
41,438		4.580%,03/20/2034	40,654	0.0
42,069		4.580%,04/20/2034	41,273	0.0
32,397		4.580%,04/20/2034	31,784	0.0
41,004		4.580%,06/20/2034	40,228	0.0
112,630	(2)	4.657%,09/20/2064	110,914	0.0
290,972	(2)	4.681%,10/20/2064	287,072	0.0
287,846	(2)	4.688%,09/20/2064	285,353	0.0
433	(2)	4.700%,06/20/2061	428	0.0
4,005	(2)	4.700%,08/20/2061	3,966	0.0
431,590		4.750%,06/15/2029	426,822	0.1
106,824		4.750%,01/15/2030	105,300	0.0
50,033		4.750%,06/20/2033	49,017	0.0
36,200		4.750%,07/20/2033	35,701	0.0
21,773		4.750%,07/20/2033	21,535	0.0
45,220		4.750%,07/20/2033	44,302	0.0
58,701		4.750%,08/20/2033	58,006	0.0
24,980		4.750%,08/20/2033	24,425	0.0
20,981		4.750%,09/20/2033	20,514	0.0
28,952		4.750%,10/20/2033	28,609	0.0
23,269		4.750%,11/20/2033	22,752	0.0
20,744		4.750%,12/20/2033	20,272	0.0
194,590		4.750%,09/15/2034	196,535	0.0
21,856		4.920%,04/20/2033	21,497	0.0
43,182		4.920%,04/20/2033	42,515	0.0
28,376		4.920%,05/20/2033	27,903	0.0
27,818		4.920%,05/20/2033	27,441	0.0
25,765		4.920%,05/20/2033	25,335	0.0
3,653		5.000%,03/20/2024	3,666	0.0
546,646		5.000%,04/20/2030	551,882	0.1
150,148		5.000%,07/15/2033	151,090	0.0
41,695		5.000%,03/15/2034	42,023	0.0
60,695		5.000%,01/15/2035	61,076	0.0
82,667		5.000%,03/15/2035	83,458	0.0
7,857		5.000%,03/15/2035	7,940	0.0
28,222		5.000%,04/15/2035	28,466	0.0
190,711		5.000%,04/15/2035	194,270	0.0
14,624		5.000%,05/15/2035	14,828	0.0
41,320		5.000%,05/20/2035	42,212	0.0
220,328		5.000%,11/20/2035	225,093	0.0
106,167		5.000%,04/20/2036	108,466	0.0
40,259		5.000%,06/20/2038	39,471	0.0
14,445		5.000%,08/20/2038	14,487	0.0
163,898		5.000%,10/20/2038	163,410	0.0
29,089		5.000%,11/20/2038	28,464	0.0
109,576		5.000%,01/20/2039	109,872	0.0
37,522		5.000%,02/15/2039	37,846	0.0
152,292		5.000%,03/15/2039	154,253	0.0
648,993		5.000%,11/15/2039	661,153	0.1
522,444		5.000%,11/15/2039	527,946	0.1
57,988		5.000%,11/15/2039	58,401	0.0
70,687		5.000%,04/15/2040	71,763	0.0
598,727		5.000%,09/15/2040	605,034	0.1
453,862		5.000%,07/20/2041	461,995	0.1
30,000,000	(5)	5.000%,01/15/2053	29,731,252	2.5
4,138		5.250%,01/15/2024	3,942	0.0
34,227		5.250%,06/15/2028	34,456	0.0
53,816		5.250%,06/15/2029	54,437	0.0
836,379		5.250%,01/20/2036	849,313	0.1
108,782		5.290%,07/20/2037	110,805	0.0
78,062		5.290%,08/20/2037	78,789	0.0
94,301		5.290%,09/20/2037	95,718	0.0
117,329		5.290%,09/20/2037	119,511	0.0
109,359		5.290%,01/20/2038	111,393	0.0
2,862		5.350%,01/15/2029	2,896	0.0
5,005		5.350%,01/20/2029	5,027	0.0
26,286		5.350%,04/20/2029	26,473	0.0
25,229		5.350%,06/20/2029	25,408	0.0
29,948		5.350%,10/20/2029	30,157	0.0
72,292		5.350%,07/20/2033	73,412	0.0
12,593		5.350%,08/20/2033	12,683	0.0
139,692		5.390%,08/20/2038	137,062	0.0
70,165		5.390%,09/15/2038	71,632	0.0
24,108		5.490%,08/20/2033	24,382	0.0
43,052		5.490%,09/20/2033	43,540	0.0
41,346		5.490%,09/20/2033	41,741	0.0
178,504		5.490%,09/20/2033	180,752	0.0
266,857		5.490%,10/20/2033	270,403	0.0
182,063		5.490%,10/20/2033	184,354	0.0
252,160		5.490%,11/20/2033	255,878	0.0
134,130		5.490%,11/20/2033	135,860	0.0
128,929		5.490%,12/20/2033	130,590	0.0
158,744		5.490%,12/20/2033	160,890	0.0
211,767		5.490%,12/20/2033	213,933	0.0
43,186		5.490%,01/20/2034	43,676	0.0
36,738		5.490%,03/20/2034	37,151	0.0
91,573		5.490%,03/20/2034	92,283	0.0
37,078		5.490%,06/20/2034	37,499	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
10,551		5.500%,08/15/2024	$10,523	0.0
8,448		5.500%,08/20/2024	8,503	0.0
401		5.500%,04/20/2029	404	0.0
114,870		5.500%,09/15/2029	119,054	0.0
79,923		5.500%,10/15/2029	83,216	0.0
24,140		5.500%,12/20/2032	24,784	0.0
74,427		5.500%,08/20/2033	76,408	0.0
55,463		5.500%,11/20/2033	55,157	0.0
21,505		5.500%,12/20/2033	22,181	0.0
59,220		5.500%,03/20/2034	58,890	0.0
106,636		5.500%,04/20/2034	105,879	0.0
124,065		5.500%,04/20/2034	127,263	0.0
77,443		5.500%,06/20/2034	76,910	0.0
153,635		5.500%,06/20/2034	154,971	0.0
67,226		5.500%,07/20/2034	67,700	0.0
97,717		5.500%,01/20/2035	97,043	0.0
68,045		5.500%,05/15/2035	69,041	0.0
14,502		5.500%,06/20/2035	14,602	0.0
182,322		5.500%,07/15/2035	185,370	0.0
81,100		5.500%,08/15/2035	82,297	0.0
79,010		5.500%,09/20/2035	79,568	0.0
141,644		5.500%,04/15/2036	143,813	0.0
27,718		5.500%,06/20/2036	28,869	0.0
2,475		5.500%,06/20/2038	2,503	0.0
13,098		5.500%,08/20/2038	13,260	0.0
7,376		5.500%,09/20/2038	7,445	0.0
1,457		5.500%,10/20/2038	1,445	0.0
14,873		5.500%,11/20/2038	15,034	0.0
743		5.500%,12/20/2038	750	0.0
46,373		5.500%,01/15/2039	47,059	0.0
5,615		5.500%,01/20/2039	5,551	0.0
25,566		5.500%,06/15/2039	25,940	0.0
15,843		5.500%,06/20/2039	15,745	0.0
21,071		5.500%,10/20/2039	21,939	0.0
163,645		5.500%,09/15/2040	166,306	0.0
67,729		5.580%,12/20/2033	68,247	0.0
36,528		5.580%,12/20/2033	37,186	0.0
128,094		5.580%,01/20/2034	129,371	0.0
46,368		5.580%,02/20/2034	46,772	0.0
38,051		5.580%,03/20/2034	38,383	0.0
60,284		5.580%,04/20/2034	61,542	0.0
44,323		5.580%,04/20/2034	45,141	0.0
120,565		5.580%,04/20/2034	121,881	0.0
33,274		5.580%,06/20/2034	33,971	0.0
52,053		5.580%,09/20/2034	53,015	0.0
192,727		5.590%,06/20/2033	194,786	0.0
13,414		5.590%,07/20/2033	13,533	0.0
88,220		5.590%,07/20/2033	89,008	0.0
148,811		5.590%,07/20/2033	150,399	0.0
29,485		5.590%,07/20/2033	30,096	0.0
101,729		5.590%,08/20/2033	102,738	0.0
22,744		5.590%,09/20/2033	23,172	0.0
154,166		5.590%,09/20/2033	155,813	0.0
39,178		5.590%,09/20/2033	39,990	0.0
59,725		5.590%,10/20/2033	60,961	0.0
24,934		5.590%,11/20/2033	25,389	0.0
45,743		5.590%,11/20/2033	46,694	0.0
44,093		5.590%,11/20/2033	45,003	0.0
72,121		5.590%,12/20/2033	73,443	0.0
236,548		5.740%,09/20/2037	239,835	0.0
77,370		5.740%,09/20/2037	78,306	0.0
81,043		5.740%,10/20/2037	82,023	0.0
84,696		5.740%,04/20/2038	85,719	0.0
7,595		5.750%,11/15/2024	7,578	0.0
367,366		5.750%,07/15/2029	370,545	0.0
275,825		5.750%,08/15/2029	277,861	0.0
39,492		5.750%,11/15/2029	39,786	0.0
335,429		5.750%,11/15/2029	338,299	0.0
135,364		5.770%,03/20/2033	137,272	0.0
37,366		5.770%,03/20/2033	37,840	0.0
33,357		5.770%,04/20/2033	33,780	0.0
68,163		5.770%,04/20/2033	69,028	0.0
76,276		5.770%,05/20/2033	77,244	0.0
32,736		5.770%,05/20/2033	33,152	0.0
84,313		5.770%,05/20/2033	85,383	0.0
32,631		5.770%,06/20/2033	33,043	0.0
63,704		5.770%,07/20/2033	64,510	0.0
58,018		5.770%,07/20/2033	58,754	0.0
25,969		5.900%,05/20/2028	26,366	0.0
1,095,106		5.970%,11/15/2031	1,092,901	0.1
13,813		6.000%,10/15/2025	14,203	0.0
58,993		6.000%,04/15/2026	59,084	0.0
26,720		6.000%,10/20/2027	27,186	0.0
71,055		6.000%,05/15/2029	71,300	0.0
56,982		6.000%,07/15/2029	56,127	0.0
42,186		6.000%,10/20/2034	44,591	0.0
109,507		6.000%,03/15/2037	116,196	0.0
59,035		6.000%,08/20/2038	61,260	0.0
11,660		6.000%,09/20/2038	11,741	0.0
16,708		6.000%,10/20/2038	17,109	0.0
67,997		6.000%,11/15/2038	69,804	0.0
72,598		6.000%,12/15/2038	74,525	0.0
167,075		6.000%,08/15/2039	171,716	0.0
222,684		6.000%,08/15/2039	229,262	0.0
15,427		6.500%,07/20/2029	15,620	0.0
40,276		6.500%,07/20/2032	40,155	0.0
68,085		6.500%,02/15/2034	67,992	0.0
172		6.500%,09/20/2034	171	0.0
4,011		7.500%,08/20/2027	4,109	0.0
			777,516,611	64.1

		Uniform Mortgage-Backed Securities: 4.2%
2,820,200		2.000%,12/01/2051	2,302,643	0.2
2,774,024		2.500%,12/01/2051	2,354,845	0.2
1,883,902		2.500%,02/01/2052	1,617,358	0.2
2,632,935		3.000%,11/01/2051	2,315,301	0.2
1,849,672		3.000%,01/01/2052	1,645,255	0.2
1,833,140		3.500%,02/01/2052	1,682,020	0.2
5,553,358		3.500%,03/01/2052	5,108,786	0.4
3,400,000	(5)	3.500%,01/15/2053	3,089,292	0.3
5,870,128		4.000%,05/01/2042	5,643,667	0.5
332,275		4.000%,05/01/2045	318,580	0.0
367,565		4.000%,08/01/2046	352,261	0.0
1,520,000	(5)	4.000%,01/15/2053	1,425,718	0.1
309,825		4.250%,08/01/2035	303,168	0.0
4,536,801		4.500%,07/01/2052	4,371,529	0.4
48,980		4.750%,11/01/2034	48,474	0.0
292,541		4.750%,11/01/2034	291,726	0.0
246,649		4.750%,02/01/2035	245,962	0.0
336,514		4.750%,04/01/2035	334,271	0.0
384,030		4.750%,05/01/2035	383,270	0.0
68,369		4.750%,07/01/2035	67,416	0.0
464,304		4.750%,07/01/2035	466,028	0.1
9,329,205		5.000%,05/01/2042	9,535,690	0.8
37,840		5.030%,05/01/2037	37,696	0.0
92,951		5.030%,09/01/2037	92,921	0.0
146,153		5.155%,01/01/2037	147,256	0.0
35,242		5.250%,04/01/2032	35,438	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities: (continued)
81,268	5.250%,04/01/2032	$81,542	0.0
94,341	5.280%,11/01/2036	95,059	0.0
24,951	5.280%,11/01/2036	25,146	0.0
42,170	5.280%,01/01/2037	42,497	0.0
86,426	5.290%,08/01/2037	87,264	0.0
61,063	5.290%,09/01/2037	61,370	0.0
67,216	5.290%,09/01/2037	67,756	0.0
16,097	5.300%,10/01/2036	16,170	0.0
72,120	5.300%,12/01/2036	72,434	0.0
47,870	5.300%,05/01/2037	48,354	0.0
221,740	5.300%,08/01/2037	224,227	0.0
110,746	5.390%,12/01/2037	112,401	0.0
158,266	5.405%,11/01/2036	160,780	0.0
204,613	5.405%,02/01/2037	209,121	0.0
4,975,392	5.500%,12/01/2052	4,993,411	0.4
70,148	5.740%,07/01/2037	70,806	0.0
8,021	7.500%,05/01/2028	8,003	0.0
		50,592,912	4.2

	Total U.S. Government Agency Obligations
	(Cost $912,718,688)	855,258,890	70.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 3.4%
9,260,316	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K106 X1, 1.354%, 01/25/2030	682,135	0.1
28,102,267	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K107 X1, 1.691%, 03/25/2030	2,667,818	0.2
19,427,180	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K110 X1, 1.697%, 04/25/2030	1,802,961	0.2
2,984,793	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K119 X1, 0.931%, 09/25/2030	161,054	0.0
16,496,401	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.511%, 05/25/2035	1,937,234	0.2
14,679,354	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.324%, 07/25/2035	1,533,333	0.1
34,229,600	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K-1519 X1, 0.599%, 12/25/2035	1,683,052	0.1
24,830,944	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates K740 X1, 0.756%, 09/25/2027	715,716	0.1
31,466,000	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	2,230,360	0.2
34,783,948	(1),(2)	Freddie Mac Multifamily Structured Pass Through Certificates KLU3 X1, 1.937%, 01/25/2031	3,854,743	0.3
264,253	(2)	Ginnie Mae 2004-23 Z, 5.759%, 03/16/2044	259,896	0.0
3,977,349	(1),(2)	Ginnie Mae 2006-67 IO, 0.546%, 11/16/2046	9,396	0.0
45,284	(2)	Ginnie Mae 2007-52 Z, 4.350%, 01/16/2048	45,166	0.0
483,828		Ginnie Mae 2008-39 Z, 4.500%, 02/16/2048	482,573	0.1
225,230	(1),(2)	Ginnie Mae 2008-45 IO, 0.857%, 02/16/2048	595	0.0
63,480	(2)	Ginnie Mae 2009-115 D, 4.824%, 01/16/2050	62,745	0.0
58,077	(1),(2)	Ginnie Mae 2010-123 IA, 2.050%, 10/16/2052	45	0.0
8,307,116	(1),(2)	Ginnie Mae 2011-47 IO, 0.139%, 01/16/2051	21,603	0.0
1,931,728	(2)	Ginnie Mae 2018-114 Z, 3.100%, 04/16/2060	1,456,626	0.1
10,912,644		Ginnie Mae 2018-116 Z, 3.000%, 06/16/2058	8,883,185	0.7
1,948,023		Ginnie Mae 2018-169 Z, 3.000%, 04/16/2061	1,330,717	0.1
1,937,870		Ginnie Mae 2019-17 Z, 3.000%, 12/16/2060	1,340,264	0.1
2,565,833	(2)	Ginnie Mae 2019-19 Z, 3.200%, 11/16/2060	2,061,408	0.2
3,351,723		Ginnie Mae 2019-53 Z, 3.000%, 06/16/2061	2,552,048	0.2
5,140,375		Ginnie Mae 2021-79, 1.750%, 08/16/2063	2,514,164	0.2
2,560,048		Ginnie Mae 2021-80 Z, 1.500%, 12/16/2062	1,297,840	0.1
2,333,712		Ginnie Mae 2021-90 B, 1.750%, 05/16/2061	1,251,781	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $53,005,252)		40,838,458	3.4

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
1,189,045		Fannie Mae Grantor Trust 2001-T9 A1, 4.499%, (US0001M + 0.220%), 09/25/2031	1,175,199	0.1
96,360	(2)	Fannie Mae Grantor Trust 2003-T4 2A6, 4.453%, 07/26/2033	93,878	0.0
11,936	(2)	Fannie Mae REMIC Trust 2001-W4 AF6, 5.110%, 01/25/2032	11,910	0.0
9,840	(2)	Fannie Mae REMIC Trust 2002-W12 AF6, 5.066%, 02/25/2033	9,263	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
9,052	(2) Fannie Mae REMIC Trust 2002-W2 AF6, 6.000%, 05/25/2032	$8,912	0.0

	Total Asset-Backed Securities
	(Cost $1,303,354)	1,299,162	0.1

	Total Long-Term Investments
	(Cost $1,683,025,865)	1,552,709,897	128.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	U.S. Government Agency Obligations: 1.8%
1,500,000	Federal Home Loan Bank Discount Notes, 4.190%, 02/15/2023	1,492,118	0.1
20,000,000	Federal Home Loan Bank Discount Notes, 4.230%, 03/10/2023	19,841,343	1.7

	Total U.S. Government Agency Obligations

	Total Short-Term Investments
	(Cost $21,325,291)	21,333,461	1.8

	Total Investments in Securities (Cost $1,704,351,156)	$1,574,043,358	129.8
	Liabilities in Excess of Other Assets	(361,624,778)	(29.8)
	Net Assets	$1,212,418,580	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(2)	Variable rate security. Rate shown is the rate in effect as of December 31, 2022.
(3)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	Represents or includes a TBA transaction.

Reference Rate Abbreviations:
H15T1Y	U.S. Treasury 1-Year Constant Maturity
US0001M	1-month LIBOR

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of December 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2022
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$655,313,387	$–	$655,313,387
U.S. Government Agency Obligations	–	855,258,890	–	855,258,890
Commercial Mortgage-Backed Securities	–	40,838,458	–	40,838,458
Asset-Backed Securities	–	1,299,162	–	1,299,162
Short-Term Investments	–	21,333,461	–	21,333,461
Total Investments, at fair value	$–	$1,574,043,358	$–	$1,574,043,358
Other Financial Instruments+
Futures	711,646	–	–	711,646
Total Assets	$711,646	$1,574,043,358	$–	$1,574,755,004
Liabilities Table
Other Financial Instruments+
Futures	$(188,426)	$–	$–	$(188,426)
Total Liabilities	$(188,426)	$–	$–	$(188,426)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2022, the following futures contracts were outstanding for Voya GNMA Income Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Ultra Long Bond	74	03/22/23	$9,939,125	$(105,954)
			$9,939,125	$(105,954)
Short Contracts:
U.S. Treasury 10-Year Note	(631)	03/22/23	(70,859,328)	378,311
U.S. Treasury 2-Year Note	(147)	03/31/23	(30,146,484)	(38,190)
U.S. Treasury 5-Year Note	(1,003)	03/31/23	(108,253,477)	(44,282)
U.S. Treasury Long Bond	(142)	03/22/23	(17,798,813)	220,713
U.S. Treasury Ultra 10-Year Note	(81)	03/22/23	(9,580,781)	112,622
			$(236,638,883)	$629,174

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2022 (Unaudited) (Continued)

At December 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,714,324,162.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$3,317,857
Gross Unrealized Depreciation	(143,075,441)
Net Unrealized Depreciation	$(139,757,584)